Property and Equipment	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Property and Equipment
10	Property and Equipment
(1) Changes in property and equipment for the years ended December 31, 2023 and 2024 are as follows:

(in millions of Korean won)	2023
	Land		Buildings and structures	Machinery and equipment	Others	Construction- in-progress	Total
Acquisition cost	￦	1,272,940	4,830,853	42,091,573	1,276,779	1,108,043	50,580,188
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)	(2,276,292)	(32,477,744)	(1,053,343)	(498)	(35,808,009)

Beginning, net		1,272,808	2,554,561	9,613,829	223,436	1,107,545	14,772,179
Acquisition and capital expenditure		844	5,072	75,412	78,400	3,029,380	3,189,108
Disposal and termination		(3,651)	(5,012)	(70,418)	(1,711)	(327)	(81,119)
Depreciation		—	(148,981)	(2,495,402)	(75,900)	—	(2,720,283)
Impairment (recovery of impairment)		—	—	(6,577)	(1)	(1,294)	(7,872)
Transfer in (out)		58,790	151,157	2,706,444	16,407	(3,092,670)	(159,872)
Transfer from (to) investment properties		(37,725)	(88,336)	—	—	(189)	(126,250)
Acquisitions and dispositions of subsidiaries		18,761	49,532	(14,981)	(44,543)	(3,205)	5,564
Others		14,549	137	(1,628)	(7,742)	(4,692)	624

Ending, net	￦	1,324,376	2,518,130	9,806,679	188,346	1,034,548	14,872,079

Acquisition cost	￦	1,324,508	4,903,073	43,611,280	1,182,144	1,035,198	52,056,203
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)	(2,384,943)	(33,804,601)	(993,798)	(650)	(37,184,124)

(in millions of Korean won)	2024
(in millions of Korean won)	Land		Buildings and structures	Machinery and equipment	Others	Construction- in-progress	Total
Acquisition cost	￦	1,324,508	4,903,073	43,611,280	1,182,144	1,035,198	52,056,203
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)	(2,384,943)	(33,804,601)	(993,798)	(650)	(37,184,124)

Beginning, net		1,324,376	2,518,130	9,806,679	188,346	1,034,548	14,872,079
Acquisition and capital expenditure		213	1,031	52,336	67,480	2,787,450	2,908,510
Disposal and termination		(1,928)	(3,095)	(68,834)	(2,758)	(5,470)	(82,085)
Depreciation		—	(153,399)	(2,589,318)	(72,676)	—	(2,815,393)
Impairment (recovery of impairment)		—	—	(6,374)	(809)	—	(7,183)
Transfer in (out)		4,430	42,289	2,306,814	13,324	(2,473,118)	(106,261)
Transfer from (to) investment properties		24,429	21,442	—	—	1,159	47,030
Acquisitions and dispositions of subsidiaries		—	(617)	(328)	(415)	—	(1,360)
Others		139	8,399	7,053	313	(5,427)	10,477

Ending, net	￦	1,351,659	2,434,180	9,508,028	192,805	1,339,142	14,825,814

Acquisition cost	￦	1,351,791	4,981,282	44,584,135	1,222,671	1,339,225	53,479,104
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)	(2,547,102)	(35,076,107)	(1,029,866)	(83)	(38,653,290)

(2) The borrowing costs capitalized for qualifying assets amount to
￦
18,976 million (2022:
￦
 9,954 million, 2023:
￦
17,671 million), for the year ended December 31, 2024. The range of interest rate applied to calculate the capitalized borrowing costs, for the year ended December 31, 2024, is 1.86%~6.89% (2022: 1.85%~7.42%, 2023: 1.86%~7.28%).